UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA	90017

(Address of principal executive offices)	(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, 18th Floor Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(213) 244-0000

Date of fiscal year end:	December 31, 2010

Date of reporting period:	September 30, 2010

Item 1.	Schedule of Investments. – The Schedule of Investments are filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED)

Principal Amount		Value
	Fixed Income Securities
	Asset-Backed Securities (12.1% of Net Assets)

$1,828,300	Aerco, Ltd., (2A-A3), (144A), 0.717%, due 07/15/25(1)(2)	$1,284,381
779,201	Aircastle Pass Through Trust, (07-1A-G1), (144A), 0.518%, due 06/14/37(1)(2)	672,061
3,100,000	Asset Backed Securities Corp. Home Equity, (07-HE1-A4), 0.396%, due 12/25/36(2)	1,331,966
1,089,587	Babcock & Brown Air Funding, Ltd., (07-1A-G1), (144A), 0.65%, due 11/14/33(1)(2)	902,995
4,509,704	Countrywide Asset-Backed Certificates, (06-15-A6), 5.826%, due 10/25/46(2)	3,184,473
1,629,906	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 5.236%, due 01/25/36(2)	1,102,142
1,000,000	GE Corporate Aircraft Financing LLC, (05-1A-C), (144A), 1.556%, due 08/26/19(1)(2)	860,000
358,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.557%, due 04/17/19(1)(2)	342,400
852,500	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.507%, due 11/17/20(1)(2)	785,439
873,079	Genesis Funding, Ltd., (06-1A-G1), (144A), 0.497%, due 12/19/32(1)(2)	737,752
2,500,000	Green Tree Financial Corp., (96-10-M1), 7.24%, due 11/15/28(2)	2,602,752
1,200,000	Green Tree Financial Corp., (96-7-M1), 7.7%, due 10/15/27	1,274,383
1,407,560	Green Tree Financial Corp., (97-3-A5), 7.14%, due 03/15/28(2)	1,499,972
3,253,157	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36(2)	1,998,868
367,532	GSAA Home Equity Trust, (06-19-A1), 0.346%, due 12/25/36(2)	179,289
2,836,203	Lehman XS Trust, (05-1-3A2B), 4.8%, due 07/25/35(2)	2,487,116
1,858,057	Morgan Stanley Capital, Inc., (03-NC6-M1), 1.456%, due 06/25/33(2)	1,649,731
2,500,000	Novastar Home Equity Loan, (04-2-M4), 2.056%, due 09/25/34(2)	545,410
2,291,784	Peachtree Finance Co. LLC, (144A), (Class A Notes), 4.71%, due 04/15/48(1)	2,351,943
3,049,000	Securitized Asset Backed Receivables LLC Trust, (07-BR4-A2C), 0.546%, due 05/25/37(2)	1,243,686
5,000,000	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.655%, due 10/25/36(2)	2,867,257
551,442	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.336%, due 01/25/38(1)(2)	402,535
700,000	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.507%, due 05/15/20(1)(2)	648,398
847,917	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.426%, due 11/26/21(1)(2)	763,658
565,886	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.396%, due 02/26/19(1)(2)	523,280

	Total Asset-Backed Securities (Cost: $31,483,043)	32,241,887

	Bank Loans (1.3%)

	Advertising (0.4%)
1,000,000	Visant Corp. (Loan Agreement), 7%, due 09/22/16(2)	1,006,800

	Electric Utilities (0.9%)
1,500,000	Kelson Finance, LLC (Loan Agreement), 6.789%, due 03/08/14(2)	1,393,125
997,500	New Development Holdings, Inc. (Loan Agreement), 7%, due 06/08/17(2)	1,015,735

	Total Electric Utilities	2,408,860

	Total Bank Loans (Cost: $3,382,315)	3,415,660

	Collateralized Mortgage Obligations (69.5%)

	Private Mortgage-Backed Securities (54.5%)
5,250,000	Adjustable Rate Mortgage Trust, (05-11-2A3), 3.609%, due 02/25/36(2)	1,780,931
2,587,977	Adjustable Rate Mortgage Trust, (05-4-6A22), 2.907%, due 08/25/35(2)	1,248,452
3,398,720	American Home Mortgage Assets, (05-2-2A1A), 3.326%, due 01/25/36(2)	2,410,201
3,112,834	Banc of America Funding Corp., (07-6-A2), 0.28%, due 07/25/37(2)	2,392,307
3,000,000	Banc of America Mortgage Securities, Inc., (06-2-A2), 6%, due 07/25/46(2)	2,480,282
3,014,519	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.912%, due 06/25/47(2)	2,405,054

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Principal Amount		Value
	Private Mortgage-Backed Securities (Continued)
$2,297,210	Bear Stearns Alternative Loan Trust, (04-8-1A), 0.606%, due 09/25/34(2)	$1,881,752
2,183,414	Bear Stearns Alternative Loan Trust, (06-2-22A1), 5.544%, due 03/25/36(2)	1,322,400
1,776,871	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.486%, due 04/25/36(2)	901,263
3,843,444	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 3.314%, due 10/25/35(2)	2,808,124
1,297,936	Citigroup Mortgage Loan Trust, Inc., (05-8-2A5), 5.5%, due 09/25/35	1,250,546
2,143,964	Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 5.989%, due 08/25/36(2)	1,940,273
3,500,000	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36(2)	2,502,302
2,000,000	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36	1,380,518
2,806,907	Countrywide Alternative Loan Trust, (06-15CB-A1), 6.5%, due 06/25/36	1,550,235
2,535,036	Countrywide Alternative Loan Trust, (06-36T2-1A4), 5.75%, due 12/25/36	1,707,735
2,197,100	Countrywide Alternative Loan Trust, (06-5T2-A3), 6%, due 04/25/36	1,704,826
3,000,000	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37(2)	1,946,684
4,000,000	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,980,238
2,713,067	Countrywide Alternative Loan Trust, (07-16CB-4A7), 6%, due 08/25/37	2,141,158
2,647,174	Countrywide Alternative Loan Trust, (07-18CB-2A25), 6%, due 08/25/37	1,973,799
5,176,162	Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	3,770,310
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	2,072,330
2,480,712	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,559,236
1,997,358	Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	1,460,955
2,216,112	Countrywide Home Loans, (04-HYB4-B1), 3.335%, due 09/20/34(2)	280,377
152,624,497	Countrywide Home Loans, (06-14-X), 0.339%, due 09/25/36(I/O)(2)	2,043,856
3,876,679	Countrywide Home Loans, (06-HYB2-1A1), 3.498%, due 04/20/36(2)	2,052,790
3,900,000	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37(2)	2,677,006
3,244,555	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	2,196,286
2,238,032	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36	1,629,338
1,887,181	Credit Suisse Mortgage Capital Certificates, (06-7-1A3), 5%, due 08/25/36	1,484,943
31,401,732	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.294%, due 11/25/36(I/O) (I/F)(2)	4,338,388
615,000	Credit Suisse Mortgage Capital Certificates, (06-C5-A3), 5.311%, due 12/15/39	640,899
5,500,000	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36(2)	3,779,381
2,533,986	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.446%, due 02/25/37(2)	1,394,535
1,925,000	Greenwich Capital Commercial Funding Corp., (06-GG7-A4), 6.08%, due 07/10/38(2)	2,112,341
1,925,000	Greenwich Capital Commercial Funding Corp., (07-GG9-A4), 5.444%, due 03/10/39	2,032,755
2,077,279	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.436%, due 05/25/36(2)	813,520
1,636,646	GSR Mortgage Loan Trust, (05-AR3-6A1), 2.942%, due 05/25/35(2)	1,319,935
3,727,738	GSR Mortgage Loan Trust, (06-1F-1A5), 29.116%, due 02/25/36(I/F) (TAC)(2)	5,073,229
1,298,283	Indymac INDA Mortgage Loan Trust, (07-AR7-1A1), 5.973%, due 11/25/37(2)	1,121,774
12,323,301	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.744%, due 07/25/36(I/O)(2)	769,554
3,633,137	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.918%, due 03/25/37(2)	2,176,164
4,000,000	JP Morgan Mortgage Trust, (05-A8-2A3), 4.501%, due 11/25/35(2)	3,110,078
3,606,119	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	3,076,743
3,007,107	Lehman XS Trust, (07-14H-A211), 0.73%, due 07/25/47(2)	1,310,944
3,500,000	MASTR Adjustable Rate Mortgages Trust, (07-3-22A5), 0.596%, due 05/25/47(2)	518,588
3,238,520	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47(2)	1,883,396
1,745,557	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 5.8%, due 08/25/36(2)	1,425,599
3,407,522	Morgan Stanley Mortgage Loan Trust, (06-2-6A), 6.5%, due 02/25/36	2,749,841
2,855,892	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 5.617%, due 11/25/37(2)	1,821,002

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Principal Amount		Value
	Private Mortgage-Backed Securities (Continued)
$5,517,270	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.798%, due 02/25/36(2)	$2,728,029
1,964,950	Nomura Asset Acceptance Corp., (07-1-1A2), 5.669%, due 03/25/47(2)	1,062,981
1,399,225	Prime Mortgage Trust, (06-DR1-2A1), (144A), 5.5%, due 05/25/35(1)	1,238,021
1,894,726	Residential Accredit Loans, Inc., (05-QA7-M1), 3.186%, due 07/25/35(2)	40,288
2,002,073	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)	1,471,011
4,649,715	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36	2,760,386
1,356,139	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC)	801,093
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35(2)	1,710,818
2,541,181	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37	1,891,883
9,447,305	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)	1,443,488
195,415,915	Residential Funding Mortgage Securities, (06-S9-AV), 0.298%, due 09/25/36(I/O)(2)	1,508,494
1,514,991	Residential Funding Mortgage Securities I, (07-S6-1A10), 6%, due 06/25/37	1,302,985
2,441,302	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.729%, due 10/25/35(2)	1,860,924
3,037,308	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 5.888%, due 01/25/36(2)	2,249,775
2,206,079	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 5.826%, due 04/25/36(2)	1,675,966
1,596,166	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 5.538%, due 10/25/47(2)	1,011,527
3,550,415	Washington Mutual Alternative Mortgage Pass-Through Certificates, (05-7-3CB), 6.5%, due 08/25/35(2)	3,170,661
3,887,068	Washington Mutual Mortgage Pass-Through Certificates, (06-3-4CB), 6.5%, due 03/25/36	2,402,680
3,473,490	Washington Mutual Mortgage Pass-Through Certificates, (07-HY6-2A1), 5.581%, due 06/25/37(2)	2,643,518
1,370,591	Wells Fargo Mortgage Backed Securities Trust, (06-11-A8), 6%, due 09/25/36	1,171,062
2,260,734	Wells Fargo Mortgage Backed Securities Trust, (06-2-1A4), 18.683%, due 03/25/36(I/F)(2)	2,766,376
2,283,074	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 5.442%, due 07/25/36(2)	1,853,212
2,519,502	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 5.897%, due 04/25/37(2)	2,122,133
2,130,058	Wells Fargo Mortgage Loan Trust, (10-RR4-1A2), (144A), 5.619%, due 12/27/46(1)(2)	949,209

	Total Private Mortgage-Backed Securities	145,241,693

	U.S. Government Agency Obligations (15.0%)
1,935,177	Federal Home Loan Mortgage Corp., (2654-CO), 0%, due 08/15/33(P/O)(3)	1,896,495
2,657,259	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33(P/O)(3)	2,504,476
963,229	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34(P/O)(3)	693,875
888,650	Federal Home Loan Mortgage Corp., (2937-SW), 19.809%, due 02/15/35(I/F) (TAC)(2)	936,473
616,390	Federal Home Loan Mortgage Corp., (2950-GS), 20.963%, due 03/15/35(I/F)(2)	635,555
881,252	Federal Home Loan Mortgage Corp., (2951-NS), 20.963%, due 03/15/35(I/F)(2)	914,755
589,073	Federal Home Loan Mortgage Corp., (2990-JK), 20.975%, due 03/15/35(I/F)(2)	687,554
2,168,526	Federal Home Loan Mortgage Corp., (3063-JS), 27.625%, due 11/15/35(I/F)(2)	2,267,038
522,794	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35(PAC)	531,956
553,913	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35(P/O) (TAC)(3)	542,703
15,296,520	Federal Home Loan Mortgage Corp., (3122-SG), 5.373%, due 03/15/36(I/O) (I/F) (TAC) (PAC)(2)	1,733,235
1,092,832	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36(P/O)(3)	1,067,915
2,102,335	Federal Home Loan Mortgage Corp., (3185-SA), 10.697%, due 07/15/36(I/F)(2)	2,127,219
8,901,602	Federal Home Loan Mortgage Corp., (3323-SA), 5.853%, due 05/15/37(I/O) (I/F)(2)	893,453
8,610	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36(P/O)(3)	8,613
4,894,486	Federal Home Loan Mortgage Corp., (3459-JS), 5.993%, due 06/15/38(I/O) (I/F)(2)	558,144
21,273,033	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F)(2)	975,760
1,968,470	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	1,981,523

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Principal Amount		Value
	U.S. Government Agency Obligations (Continued)
$2,421,765	Federal National Mortgage Association, (05-13-JS), 21.969%, due 03/25/35(I/F)(2)	$2,506,442
856,522	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35(P/O)(3)	698,205
66,063	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35(P/O)(3)	66,044
284,991	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35(I/F) (TAC)(2)	262,372
210,326	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36(P/O)(3)	206,292
106,122	Federal National Mortgage Association, (06-45-SP), 22.27%, due 06/25/36(I/F)(2)	107,367
426,073	Federal National Mortgage Association, (06-67-DS), 24.173%, due 07/25/36(I/F)(2)	442,932
4,798,138	Federal National Mortgage Association, (07-42-SE), 5.854%, due 05/25/37(I/O) (I/F)(2)	482,651
17,064,093	Federal National Mortgage Association, (07-48-SD), 5.844%, due 05/25/37(I/O) (I/F)(2)	1,964,580
4,337,527	Federal National Mortgage Association, (09-69-CS), 6.494%, due 09/25/39(I/O) (I/F)(2)	445,917
4,164,072	Government National Mortgage Association, (05-45-DK), 20.971%, due 06/16/35(I/F)(2)	4,557,524
20,456,725	Government National Mortgage Association, (06-35-SA), 6.343%, due 07/20/36(I/O) (I/F)(2)	2,524,211
35,595,074	Government National Mortgage Association, (06-61-SA), 4.493%, due 11/20/36(I/O) (I/F) (TAC)(2)	2,898,792
19,515,607	Government National Mortgage Association, (08-58-TS), 6.143%, due 05/20/38(I/O) (I/F) (TAC)(2)	1,960,208

	Total U.S. Government Agency Obligations	40,080,279

	Total Collateralized Mortgage Obligations (Cost: $160,135,868)	185,321,972

	Corporate Bonds (13.9%)

	Airlines (1.7%)
1,866,415	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 04/02/21(EETC)	2,042,557
1,093,716	Delta Air Lines, Inc. Pass-Through Certificates, (02-G1), 6.718%, due 01/02/23(EETC)	1,093,716
1,250,000	Delta Air Lines, Inc. Pass-Through Certificates, (02-G2), 6.417%, due 07/02/12(EETC)	1,309,375

	Total Airlines	4,445,648

	Banking (2.8%)
1,000,000	Bank of America Corp., 5.625%, due 07/01/20	1,061,095
3,000,000	BankBoston Capital Trust IV, 0.892%, due 06/08/28(2)	2,108,957
1,400,000	Chase Capital III, 0.847%, due 03/01/27(2)	1,073,393
2,000,000	Citigroup, Inc., 0.868%, due 08/25/36(2)	1,275,400
1,000,000	NationsBank Capital Trust III, 1.076%, due 01/15/27(2)	694,882
1,300,000	Royal Bank of Scotland PLC, 3.95%, due 09/21/15	1,316,643

	Total Banking	7,530,370

	Coal (0.2%)
650,000	Massey Energy Co., 6.875%, due 12/15/13	669,500

	Commercial Services (0.6%)
1,400,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14(1)	1,505,000

	Communications (0.4%)
1,000,000	Intelsat Corp., 9.25%, due 06/15/16	1,071,250

	Electric Utilities (4.3%)
850,000	AES Corp., 7.75%, due 10/15/15	907,375
421,000	AES Corp., (144A), 8.75%, due 05/15/13(1)	427,138
2,000,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16(1)	2,150,000
2,250,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16(EETC)	2,086,875
650,000	Edison Mission Energy, 7%, due 05/15/17	469,625

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Principal Amount		Value

	Electric Utilities (Continued)
$849,801	Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, due 06/30/17	$909,288
1,169,153	Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, due 12/30/28	1,294,837
535,000	Mirant North America LLC, 7.375%, due 12/31/13	552,388
1,500,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,546,875
1,025,000	NRG Energy, Inc., 7.25%, due 02/01/14	1,053,187

	Total Electric Utilities	11,397,588

	Financial Services (0.6%)
650,000	Cantor Fitzgerald LP, (144A), 6.375%, due 06/26/15(1)	670,004
1,000,000	CIT Group, Inc., 7%, due 05/01/13	1,010,000

	Total Financial Services	1,680,004

	Healthcare Providers (0.8%)
1,000,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,065,000
1,000,000	HCA, Inc., 8.5%, due 04/15/19	1,115,000

	Total Healthcare Providers	2,180,000

	Oil & Gas (1.0%)
1,535,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,412,200
1,491,000	Southern Union Co., 7.2%, due 11/01/66(2)	1,353,083

	Total Oil & Gas	2,765,283

	Radio Telephone Communications (0.2%)
650,000	iPCS, Inc., 3.716%, due 05/01/14(2)	611,000

	Real Estate (1.1%)
1,000,000	HCP, Inc., 6%, due 01/30/17	1,068,841
1,000,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,012,014
700,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	759,762

	Total Real Estate	2,840,617

	Telephone Systems (0.2%)
525,000	Sprint Capital Corp., 7.625%, due 01/30/11	533,531

	Total Corporate Bonds (Cost: $36,225,933)	37,229,791

	Municipal Bonds (0.9%)
1,000,000	California State Build America Bonds, 7.3%, due 10/01/39	1,059,450
650,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	673,959
600,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	590,562

	Total Municipal Bonds (Cost: $2,201,570)	2,323,971

	Total Fixed Income Securities (Cost: $ 233,428,729) (97.7%)	260,533,281

	Convertible Securities

	Convertible Corporate Bonds (3.3%)

	Banking (0.6%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	889,994
683,000	National City Corp., 4%, due 02/01/11	692,391

	Total Banking	1,582,385

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Principal Amount		Value

	Building Materials (0.0%)
$45,000	Cemex S.A.B de C.V., (144A), 4.875%, due 03/15/15(1)	$43,706

	Communications (0.4%)
1,297,000	Ciena Corp., 0.25%, due 05/01/13	1,164,293

	Electric Utilities (0.0%)
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	42,750

	Electronics (0.3%)
159,000	Rovi Corp., (144A), 2.625%, due 02/15/40(1)	197,955
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37(1)	331,796
220,000	Xilinx, Inc., 3.125%, due 03/15/37	215,325

	Total Electronics	745,076

	Financial Services (0.3%)
256,000	Janus Capital Group, Inc., 3.25%, due 07/15/14	294,024
625,000	Jefferies Group, Inc., 3.875%, due 11/01/29	632,031

	Total Financial Services	926,055

	Healthcare Providers (0.4%)
1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	1,025,890

	Insurance (0.6%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1)(4)(5)	1,579,576

	Metals (0.1%)
224,000	Sterlite Industries India, Ltd., 4%, due 10/30/14	218,120

	Oil & Gas (0.3%)
884,000	Transocean, Inc., Series C, 1.5%, due 12/15/37	849,745

	Pharmaceuticals (0.2%)
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11(1)	541,301

	Retailers (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13(1)	158,725

	Total Convertible Corporate Bonds (Cost: $8,444,749)	8,877,622

Number of Shares

	Convertible Preferred Stocks (1.5%)

	Beverages, Food & Tobacco (0.1%)
5,900	Archer-Daniels-Midland Co., $3.125	243,906

	Commercial Services (0.1%)
10,940	United Rentals Trust I, $3.25	369,225

	Electric Utilities (0.3%)
16,500	AES Corp., $3.375	803,220

	Insurance (0.3%)
13,105	Reinsurance Group of America, Inc., $2.875	849,368

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Number of Shares		Value

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	$680,600

	Pharmaceuticals (0.1%)
330	Mylan, Inc., $65.00	369,765

	Transportation (0.3%)
660	Kansas City Southern, $51.25	856,515

	Total Convertible Preferred Stocks (Cost: $4,033,797)	4,172,599

	Total Convertible Securities (Cost: $ 12,478,546) (4.8%)	13,050,221

	Common Stock

	Aerospace & Defense (0.6%)
17,350	Honeywell International, Inc.	762,359
35,000	Textron, Inc.	719,600

	Total Aerospace & Defense	1,481,959

	Apparel Retailers (0.2%)
32,300	Gap, Inc. (The)	602,072

	Banking (0.8%)
31,400	JPMorgan Chase & Co.	1,195,398
30,500	New York Community Bancorp, Inc.	495,625
10,750	State Street Corp.	404,845

	Total Banking	2,095,868

	Beverages, Food & Tobacco (0.7%)
37,600	Kraft Foods, Inc.	1,160,336
47,000	Sara Lee Corp.	631,210

	Total Beverages, Food & Tobacco	1,791,546

	Building Materials (0.4%)
32,100	Home Depot, Inc. (The)	1,016,928

	Chemicals (0.4%)
26,400	Du Pont (E.I.) de Nemours & Co.	1,177,968

	Commercial Services (0.2%)
14,600	Waste Management, Inc.	521,804

	Communications (0.3%)
87,700	Motorola, Inc. (6)	748,081

	Computers & Information (0.5%)
24,100	Dell, Inc. (6)	312,336
8,100	International Business Machines Corp.	1,086,534

	Total Computers & Information	1,398,870

	Electric Utilities (0.3%)
19,600	American Electric Power Co., Inc.	710,108

	Electronics (0.9%)
8,400	Analog Devices, Inc.	263,592

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Number of Shares		Value

	Electronics (Continued)
42,000	Intel Corp.	$807,660
3,800	Microchip Technology, Inc.	119,510
37,300	Tyco Electronics, Ltd.	1,089,906

	Total Electronics	2,280,668

	Entertainment & Leisure (0.3%)
48,300	Regal Entertainment Group	633,696
9,400	Time Warner, Inc.	288,110

	Total Entertainment & Leisure	921,806

	Financial Services (0.9%)
10,300	American Express Co.	432,909
14,772	Ameriprise Financial, Inc.	699,159
33,100	Blackstone Group, LP (The)	420,039
29,700	Morgan Stanley	732,996

	Total Financial Services	2,285,103

	Forest Products & Paper (1.2%)
19,100	Avery Dennison Corp.	708,992
13,900	Kimberly-Clark Corp.	904,195
20,900	MeadWestvaco Corp.	509,542
42,500	Packaging Corp. of America	984,725

	Total Forest Products & Paper	3,107,454

	Healthcare Providers (0.1%)
71,500	Tenet Healthcare Corp. (6)	337,480

	Heavy Construction (0.2%)
40,550	Lennar Corp., Class A	623,659

	Heavy Machinery (0.3%)
17,500	Baker Hughes, Inc.	745,500

	Industrial - Diversified (0.6%)
47,000	General Electric Co.	763,750
23,200	Tyco International, Ltd.	852,136

	Total Industrial - Diversified	1,615,886

	Insurance (0.5%)
23,300	MBIA, Inc. (6)	234,165
22,100	Travelers Cos., Inc. (The)	1,151,410

	Total Insurance	1,385,575

	Media - Broadcasting & Publishing (0.4%)
27,800	CBS Corp., Class B	440,908
36,300	Comcast Corp., Class A	656,304

	Total Media - Broadcasting & Publishing	1,097,212

	Medical Supplies (0.1%)
7,250	Thermo Fisher Scientific, Inc. (6)	347,130

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Number of Shares		Value

	Metals (0.4%)
44,200	Alcoa, Inc.	$535,262
13,200	United States Steel Corp.	578,688

	Total Metals	1,113,950

	Oil & Gas (1.5%)
12,700	Anadarko Petroleum Corp.	724,535
17,000	Chevron Corp.	1,377,850
11,500	Devon Energy Corp.	744,510
18,050	Ensco International PLC (SP ADR)	807,376
22,500	Valero Energy Corp.	393,975

	Total Oil & Gas	4,048,246

	Pharmaceuticals (0.6%)
59,400	Pfizer, Inc.	1,019,898
15,050	Watson Pharmaceuticals, Inc. (6)	636,766

	Total Pharmaceuticals	1,656,664

	Prepackaged Software (0.3%)
20,700	CA, Inc.	437,184
26,700	Symantec Corp. (6)	405,039

	Total Prepackaged Software	842,223

	Real Estate (0.1%)
17,600	Annaly Capital Management, Inc.	309,760

	Restaurants (0.1%)
15,400	Brinker International, Inc.	290,444

	Retailers (0.5%)
10,025	Best Buy Co., Inc.	409,321
15,000	CVS Caremark Corp.	472,050
23,000	Foot Locker, Inc.	334,190

	Total Retailers	1,215,561

	Telephone Communications, exc. Radio (0.5%)
38,100	AT&T, Inc.	1,089,660
29,000	Sprint Nextel Corp. (6)	134,270

	Total Telephone Communications, exc. Radio	1,223,930

	Telephone Systems (0.3%)
70,400	Windstream Corp.	865,216

	Total Common Stock (Cost: $ 37,400,100) (14.2%)	37,858,671

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Principal Amount		Value

	Short-Term Investments (0.6%)
$1,509,225	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 10/01/10 (collateralized by $1,405,000, U.S. Treasury Note, 3.13%, due 04/30/17, valued at $1,540,442) (Total Amount to be Received Upon Repurchase $1,509,226)	$1,509,225

	Total Short-Term Investments (Cost: $1,509,225)	1,509,225

	TOTAL INVESTMENTS (Cost $284,816,600) (117.3%)	312,951,398
	LIABILITIES IN EXCESS OF OTHER ASSETS (-17.3%)	(46,208,928)

	NET ASSETS (100.0%)	$266,742,470

Notes to Schedule of Investments:
(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $20,067,273 or 7.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at September 30, 2010.
(3)		As of September 30, 2010, security is not accruing interest.
(4)		Restricted security (Note 4).
(5)		Illiquid security.
(6)		Non-income producing security.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

INVESTMENTS BY INDUSTRY—SEPTEMBER 30, 2010 (UNAUDITED)

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	54.5%
U.S. Government Agency Obligations	15.0
Asset-Backed Securities	12.1
Electric Utilities	5.8
Banking	3.4
Airlines	1.7
Oil, Gas & Consumable Fuels	1.5
Insurance	1.4
Oil & Gas	1.3
Healthcare Providers	1.2
Real Estate	1.1
Financial Services	0.9
Pharmaceuticals	0.9
Specialty Retail	0.9
Industrial Conglomerates	0.9
Municipal Obligations	0.9
Capital Markets	0.9
Communications	0.8
Food Products	0.8
Media	0.7
Diversified Telecommunication Services	0.7
Commercial Services	0.7
Energy Equipment & Services	0.6
Commercial Services & Supplies	0.5
Semiconductors & Semiconductor Equipment	0.5
Diversified Financial Services	0.4
Chemicals	0.4
Metals & Mining	0.4
Electronic Equipment, Instruments and Components	0.4
IT Services	0.4
Advertising	0.4
Containers & Packaging	0.4
Household Products	0.3
Road & Rail	0.3
Software	0.3
Aerospace & Defense	0.3
Communications Equipment	0.3
Electronics	0.3
Coal	0.2
Household Durables	0.2
Radio Telephone Communications	0.2
Telephone Systems	0.2
Paper & Forest Products	0.2
Thrifts & Mortgage Finance	0.2
Food & Staples Retailing	0.2
Consumer Finance	0.2
Life Sciences Tools & Services	0.1
Health Care Providers & Services	0.1

See accompanying notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

INVESTMENTS BY INDUSTRY—SEPTEMBER 30, 2010 (UNAUDITED) (CONT’D)

Computers & Peripherals	0.1
Real Estate Investment Trusts (REITs)	0.1
Hotels, Restaurants & Leisure	0.1
Metals	0.1
Retailers	0.1
Wireless Telecommunication Services	0.1
Building Materials	0.0	*
Short-Term Investments	0.6

Total	117.3%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS—SEPTEMBER 30, 2010 (UNAUDITED)

Note 1—Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended, and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. There were no fair valued securities at September 30, 2010.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the

U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-Backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$32,241,887	$—	$32,241,887
Bank Loans
Advertising	—	1,006,800	—	1,006,800
Electric Utilities	—	2,408,860	—	2,408,860

Total Bank Loans	—	3,415,660	—	3,415,660

Collateralized Mortgage Obligations
Private Mortgage-Backed Securities	—	145,241,693	—	145,241,693
U.S. Government Agency Obligations	—	40,080,279	—	40,080,279

Total Collateralized Mortgage Obligations	—	185,321,972	—	185,321,972

Corporate Bonds
Airlines	—	4,445,648	—	4,445,648
Banking	—	7,530,370	—	7,530,370
Coal	—	669,500	—	669,500
Commercial Services	—	1,505,000	—	1,505,000
Communications	—	1,071,250	—	1,071,250
Electric Utilities	—	11,397,588	—	11,397,588

Financial Services	—	1,680,004	—	1,680,004
Healthcare Providers	—	2,180,000	—	2,180,000
Oil & Gas	—	2,765,283	—	2,765,283
Radio Telephone Communications	—	611,000	—	611,000
Real Estate	—	2,840,617	—	2,840,617
Telephone Systems	—	533,531	—	533,531

Total Corporate Bonds	—	37,229,791	—	37,229,791

Municipal Bonds	—	2,323,971	—	2,323,971

Total Fixed Income Securities	—	260,533,281	—	260,533,281

Convertible Securities
Convertible Corporate Bonds
Banking	—	1,582,385	—	1,582,385
Building Materials	—	43,706	—	43,706
Communications	—	1,164,293	—	1,164,293
Electric Utilities	—	42,750	—	42,750
Electronics	—	745,076	—	745,076
Financial Services	—	926,055	—	926,055
Healthcare Providers	—	1,025,890	—	1,025,890
Insurance	—	1,579,576	—	1,579,576
Metals	—	218,120	—	218,120
Oil & Gas	—	849,745	—	849,745
Pharmaceuticals	—	541,301	—	541,301
Retailers	—	158,725	—	158,725

Total Convertible Corporate Bonds	—	8,877,622	—	8,877,622

Convertible Preferred Stocks
Beverages, Food & Tobacco	—	243,906	—	243,906
Commercial Services	—	369,225	—	369,225
Electric Utilities	803,220	—	—	803,220
Insurance	849,368	—	—	849,368
Oil & Gas	680,600	—	—	680,600
Pharmaceuticals	369,765	—	—	369,765
Transportation	—	856,515	—	856,515

Total Convertible Preferred Stocks	2,702,953	1,469,646	—	4,172,599

Total Convertible Securities	2,702,953	10,347,268	—	13,050,221

Common Stock
Aerospace & Defense	1,481,959	—	—	1,481,959
Apparel Retailers	602,072	—	—	602,072
Banking	2,095,868	—	—	2,095,868
Beverages, Food & Tobacco	1,791,546	—	—	1,791,546
Building Materials	1,016,928	—	—	1,016,928
Chemicals	1,177,968	—	—	1,177,968
Commercial Services	521,804	—	—	521,804
Communications	748,081	—	—	748,081
Computers & Information	1,398,870	—	—	1,398,870
Electric Utilities	710,108	—	—	710,108
Electronics	2,280,668	—	—	2,280,668
Entertainment & Leisure	921,806	—	—	921,806
Financial Services	2,285,103	—	—	2,285,103
Forest Products & Paper	3,107,454	—	—	3,107,454
Healthcare Providers	337,480	—	—	337,480
Heavy Construction	623,659	—	—	623,659
Heavy Machinery	745,500	—	—	745,500
Industrial—Diversified	1,615,886	—	—	1,615,886
Insurance	1,385,575	—	—	1,385,575
Media—Broadcasting & Publishing	1,097,212	—	—	1,097,212
Medical Supplies	347,130	—	—	347,130
Metals	1,113,950	—	—	1,113,950
Oil & Gas	4,048,246	—	—	4,048,246
Pharmaceuticals	1,656,664	—	—	1,656,664
Prepackaged Software	842,223	—	—	842,223
Real Estate	309,760	—	—	309,760
Restaurants	290,444	—	—	290,444
Retailers	1,215,561	—	—	1,215,561
Telephone Communications, exc. Radio	1,223,930	—	—	1,223,930
Telephone Systems	865,216	—	—	865,216

Total Common Stock	37,858,671	—	—	37,858,671

Short-Term Investments	—	1,509,225	—	1,509,225

Total	$40,561,624	$272,389,774	$—	$312,951,398

The fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2010.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain/Loss and Change in Unrealized Appreciation/ (Depreciation)	Net Purchases (Sales)	Net Transfers into Level 3*	Net Transfers out of Level 3*	Balance as of 09/30/10	Net Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held as of 09/30/10
Fixed Income Securities
Asset Backed Securities	$2,024	$0	$(2,024)	$0	$0	$0	$0	$0
Collateralized Debt Obligations	6,772,061	0	5,140,789	(11,912,850)	0	0	0	0

Total	$6,774,085	$0	$5,138,765	$(11,912,850)	$0	$0	$0	$0

*	The Fund recognizes transfers in at the beginning of the period and transfers out at the end of the period.

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2010, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$44,270,724
Depreciated securities	(17,390,586)

Net unrealized appreciation	$26,880,138

Cost of securities for federal income tax purposes	$286,071,260

The Fund did not have any unrecognized tax benefits at September 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3—Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the nine months ended September 30, 2010.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at September 30, 2010. However, certain 144A securities were deemed illiquid as of September 30, 2010 and therefore were considered restricted. Aggregate cost and fair value of such securities held at September 30, 2010 were as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund’s Net Assets
Total of Restricted Securities	$1,516,409	$1,579,576	0.6%

Note 5—Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods with those fiscal years. Management is currently evaluating the impact of adoption of this ASU will have on the Fund’s financial statement disclosures.

Item 2.	Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	November 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler

Charles W. Baldiswieler President and Chief Executive Officer

Date	November 9, 2010

By (Signature and Title)	/s/ David S. DeVito

David S. DeVito Treasurer and Chief Financial Officer

Date	November 9, 2010